Short-Term Investments	12 Months Ended
Sep. 30, 2025
Disclosure Text Block Supplement [Abstract]
SHORT-TERM INVESTMENTS

NOTE 3 — SHORT-TERM INVESTMENTS

The Company’s short-term investments represent wealth management financial products purchased from PRC banks or financial institution with maturities within one year. The Company had short-term investments of $22,168,607 and $18,621,251 as of September 30, 2025 and 2024, respectively. The Company recorded interest income of $878,652, $678,411 and $117,213 for the years ended September 30, 2025, 2024 and 2023, respectively.